7. FAIR VALUE MEASUREMENTS (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Marketable securities, available-for-sale	$ 2,957,376	$ 0	$ 0
Derivative financial instruments, at estimated fair value	22,234,325	0	0
Quoted prices in active markets (Level 1)
Marketable securities, available-for-sale	2,957,376
Derivative financial instruments, at estimated fair value	0
Significant other observable inputs (Level 2)
Marketable securities, available-for-sale	0
Derivative financial instruments, at estimated fair value	0
Significant unobservable inputs (Level 3)
Marketable securities, available-for-sale	0
Derivative financial instruments, at estimated fair value	$ 22,234,325